Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	jhvit-20140626_SupplementTextBlock

John Hancock Variable Insurance Trust

Supplement dated June 26, 2014

to the Prospectus dated April 30, 2014

International Small Company Trust

The primary benchmark for the International Small Company Trust has been changed to the MSCI World ex U.S. Small Cap Index replacing the MSCI EAFE Small Cap Index. The table of "Average Annual Total Returns for Period Ended 12/31/2013" is amended and restated to reflect this change.

Average Annual Total Returns for Period Ended 12/31/2013

Average annual total returns (%)	1 Year	5 Years	Inception	Date of Inception
Series I	26.34	16.61	3.64	11/16/2009
Series II	26.02	16.41	3.52	11/16/2009
Series NAV	26.29	16.63	3.66	04/28/2006
MSCI World ex U.S. Small Cap Index*	25.99	18.88	3.75	04/28/2006
MSCI EAFE Small Cap Index	29.69	18.89	3.81	04/28/2006

*The primary benchmark of the fund has changed from the MSCI EAFE Small Cap Index to the MSCI World ex U.S. Small Cap Index in order to better reflect the universe of investment opportunities based on the fund's investment strategy. The fund has retained the MSCI EAFE Small Cap Index as the secondary benchmark to which the fund compares its performance.

International Core Trust

Principal Investment Strategies

The fund's investment objective is to seek high total return.

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to factors such as industry, sector, country or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

Value Trust

Principal Investment Strategies

The principal investment strategies of the fund are amended to permit the fund to hedge non-U.S. currency exposure through the use of forward foreign currency contracts.

Principal Risks

The principal risks of the fund are amended to add the following additional risk:

    Forward currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transaction), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Fundamental Value Trust

Principal Investment Strategy/Benchmark Changes

The principal investment strategies of Fundamental Value Trust as of the Effective Date are set forth in the Supplement. In addition, Fundamental Value Trust's benchmark is changing from the S&P 500 Index to the Russell 1000 Value Index as of the Effective Date.

Financial Services Trust

Name Change and Principal Investment Strategy/Benchmark Changes

In addition, the Board approved changing the name of Financial Services Trust effective November 1, 2014, and amending the principal investment strategies and benchmark of Financial Services Trust as of the Effective Date. The new name of the fund will be Financial Industries Trust. The benchmark of the fund is changing from the S&P 500 Index to the S&P 500 Financial Index.

Principal Investment Strategy Changes

The principal investment strategies of Financial Services Trust as of the Effective Date are set forth in the Supplement.

| (International Small Company Trust)
Risk/Return:	rr_RiskReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2013
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The primary benchmark of the fund has changed from the MSCI EAFE Small Cap Index to the MSCI World ex U.S. Small Cap Index in order to better reflect the universe of investment opportunities based on the fund's investment strategy. The fund has retained the MSCI EAFE Small Cap Index as the secondary benchmark to which the fund compares its performance.
| (International Small Company Trust) | MSCI World ex U.S. Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.99%	[1]
5 Years	rr_AverageAnnualReturnYear05	18.88%	[1]
Inception	rr_AverageAnnualReturnSinceInception	3.75%	[1]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006	[1]
| (International Small Company Trust) | MSCI EAFE Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.69%
5 Years	rr_AverageAnnualReturnYear05	18.89%
Inception	rr_AverageAnnualReturnSinceInception	3.81%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
| (International Small Company Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.34%
5 Years	rr_AverageAnnualReturnYear05	16.61%
Inception	rr_AverageAnnualReturnSinceInception	3.64%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
| (International Small Company Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.02%
5 Years	rr_AverageAnnualReturnYear05	16.41%
Inception	rr_AverageAnnualReturnSinceInception	3.52%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
| (International Small Company Trust) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	16.63%
Inception	rr_AverageAnnualReturnSinceInception	3.66%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
| (International Core Trust)
Risk/Return:	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund's investment objective is to seek high total return.

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization and exposure to factors such as industry, sector, country or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts and swap contracts.

| (Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

    Forward currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transaction), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

| (Fundamental Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In addition, Fundamental Value Trust's benchmark is changing from the S&P 500 Index to the Russell 1000 Value Index as of the Effective Date.
| (Financial Services Trust)
Risk/Return:	rr_RiskReturnAbstract
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The benchmark of the fund is changing from the S&P 500 Index to the S&P 500 Financial Index.
[1]	The primary benchmark of the fund has changed from the MSCI EAFE Small Cap Index to the MSCI World ex U.S. Small Cap Index in order to better reflect the universe of investment opportunities based on the fund's investment strategy. The fund has retained the MSCI EAFE Small Cap Index as the secondary benchmark to which the fund compares its performance.